UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2001

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Churchill Management Corporation
Address:	5900 Wilshire Blvd., Suite 600
		Los Angeles, CA  90036

Form 13F File Number:	28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Eileen Holmes
Title:	Senior Vice President
Phone:	323-937-7110

Signature, Place and Date of Signing:

	Eileen Holmes					Los Angeles, CA	  	2-14-2001
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		22

Form 13F Information Table Value Total:		$39,017,000


List of Other Included Managers:

NONE
<Page


NAME OF ISSUER			TITLE OF		CUSIP		VALUE	    SHARES			INV.		OTHER		AUTH
					CLASS					X1000					DISC		MGR		SOLE

3DO CO COM                     COM              88553W105       45 	 17000.000 SH       SOLE                17000.000
ABBOTT LABS COM                COM              002824100      283	  5843.000 SH       SOLE                 5843.000
ADAIR INTL OIL & GAS COM       COM              005408109        4	 20000.000 SH       SOLE                20000.000
CISCO SYS INC COM              COM              17275R102     3363	 87917.000 SH       SOLE                87917.000
COCA COLA COM                  COM              191216100      201	  3300.000 SH       SOLE                 3300.000
DARDEN RESTAURANTS INC COM     COM              237194105     4292	187625.000 SH       SOLE               187625.000
EXXON MOBIL CORP COM           COM              30231G102      375	  4314.000 SH       SOLE                 4314.000
GENERAL ELEC CO COM            COM              369604103      895	 18678.348 SH       SOLE                18678.348
HEWLETT PACKARD CO COM         COM              428236103      517	 16371.080 SH       SOLE                16371.080
HOME DEPOT INC COM             COM              437076102      898	 19659.466 SH       SOLE                19659.466
HOTEL RESVTNS NETWORK CL A     COM              441451101      219	  7729.000 SH       SOLE                 7729.000
JOHNSON & JOHNSON COM          COM              478160104      266	  2534.000 SH       SOLE                 2534.000
MEDTRONIC INC COM              COM              585055106     5708	 94538.410 SH       SOLE                94538.410
MERCK & CO INC COM             COM              589331107      235	  2506.512 SH       SOLE                 2506.512
PEPSICO INC COM                COM              713448108      280	  5650.000 SH       SOLE                 5650.000
PFIZER INC COM                 COM              717081103     5560	120872.960 SH       SOLE               120872.960
PHARMACIA CORP COM             COM              71713U102      225	  3685.391 SH       SOLE                 3685.391
STARBUCKS CORP COM             COM              855244109     9681	218790.000 SH       SOLE               218790.000
STRUTHERS INC COM NEW          COM              863582201        4	 20000.000 SH       SOLE                20000.000
SUNRISE TECH INTL INC COM      COM              86769L103       27	 15000.000 SH       SOLE                15000.000
TOLL BROTHERS INC COM          COM              889478103     5689	139171.000 SH       SOLE               139171.000
VIACOM INC CL B                COM              925524308      250	  5346.000 SH       SOLE                 5346.000







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